Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of shares beginning balance	206	248	248
Beginning balance	$ (759)	$ 319	$ (717)
Share capital consolidation	(9)	(42)
Number of shares ending balance	197	206	248
Ending balance	$ (851)	$ (759)	$ 319
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	141	169	178
Exchange adjustments	13	(28)	(9)
Ending balance	154	141	169
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	93	111	117
Exchange adjustments	8	(18)	(6)
Ending balance	101	93	111
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	48	58	61
Exchange adjustments	5	(10)	(3)
Ending balance	$ 53	$ 48	$ 58